Supplemental Financial Information (Other LT Liabilities) (Details) - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018
Other Liabilities, Noncurrent [Abstract]
Unrecognized tax benefits	$ 3,269	$ 3,088
Discontinued Operation, Amounts of Material Contingent Liabilities Remaining	116	116
Deferred tax liabilities	1,531	169
Other (miscellaneous)	2,228	432
Total other long-term liabilities	$ 5,613	$ 3,636